Note 35 - Fee and commission income and expenses - Fee And Commission Expense (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Fee And Commission Income Expenses
Credit and debit cards	€ 798	€ 706
Transfers and other payment orders Expenses	65	49
Commissions for selling insurance	26	33
Other fee and commissions	302	285
Total Fee and commission expense (Income Statement)	€ 1,191	€ 1,073